Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of anti-dilutive net loss per share
	March 31, 2020	March 31, 2019
Series A convertible preferred stock	2,000,000	2,000,000
Series B convertible preferred stock	575,000	-
Convertible notes	1,650,000	-
Stock options	300,000	-
Warrants	2,225,000	-

	December 31, 2019	December 31, 2018
Series A convertible preferred stock	2,000,000	2,000,000
Series B convertible preferred stock	575,000	-
Convertible notes	1,650,000	-
Stock options	300,000	-
Warrants	2,225,000	-